Leases	9 Months Ended
Sep. 30, 2020
Business Acquisition [Line Items]
Leases
Note 14 - Leases
The Company has operating leases for corporate offices under non-cancelable agreements with various expiration dates. Our leases do not have significant rent escalation, holidays, concessions, material residual value guarantees, material restrictive covenants, or contingent rent provisions. Our leases include both lease (e.g., fixed payments including rent, taxes, and insurance costs) and non-lease components (e.g., common-area or other maintenance costs) which are accounted for as a single lease component. In addition, we have elected the practical expedient to exclude short-term leases, which have an original lease term of less than one year, from our right-of-use assets and lease liabilities as well as the package of practical expedients relating to adoption of Topic 842.
The Company also has a sublease of a former corporate office. The sublease has a remaining lease term of less than one year. Sublease income, which is recorded as a reduction of rent expense and allocated to the appropriate financial statement line item to arrive at Income from operations in the Consolidated Statements of Operations was immaterial for the three and nine months ended September 30, 2020 and 2019.
The following are additional details related to leases recorded on our balance sheet as of September 30, 2020 and December 31, 2019:

		September 30,	December 31,
		2020	2019
(in millions)		(Unaudited)
Assets
Operating lease right-of-use assets, net	Operating leases	$34.0	$36.8

Liabilities
Current portion of operating lease liabilities	Operating leases	$4.9	$4.0
Operating lease liabilities, net of current portion	Operating leases	$37.0	$40.7
Rent expense was $1.8 million and $1.8 million for the three months ended September 30, 2020 and 2019, respectively. Rent expense was $5.5 million and $4.3 million for the nine months ended September 30, 2020 and 2019, respectively.
Other information related to leases was as follows:

(unaudited, in millions)	Three Months Ended September 30,		Nine Months Ended September 30,
Supplemental Cash Flow Information	2020	2019	2020	2019
Cash paid for amounts included in the measurement of operating lease liabilities	$1.5	$0.9	$5.3	$2.5

Lease liabilities arising from obtaining right-of-use assets
From Zoom Information, Inc. acquisition	$—	$—	$—	$28.6
Other	$—	$—	$0.1	$0.2

	As of
	September 30, 2020	December 31, 2019
Weighted average remaining lease term (in years)	8.0	8.6
Weighted average discount rate	6.3%	6.3%
The table below reconciles the undiscounted future minimum lease payments under non-cancelable leases to the total lease liabilities recognized on the condensed consolidated balance sheets as of September 30, 2020 (in millions):

Year Ending December 31,	Operating Leases
2020 (excluding nine months ended September 30, 2020)	$1.7
2021	7.5
2022	7.6
2023	7.2
2024	6.8
Thereafter	22.9
Total future minimum lease payments	53.7
Less effects of discounting	11.8
Total lease liabilities	$41.9

Reported as of September 30, 2020
Current portion of operating lease liabilities	$4.9
Operating lease liabilities, net of current portion	37.0
Total lease liabilities	$41.9
The table above does not include any legally binding minimum lease payments for leases signed but not yet commenced.
As of September 30, 2020, we had additional operating leases for office space that have not yet commenced with undiscounted future lease payments of $2.7 million. These operating leases will commence in the fourth quarter of fiscal year 2020. Expense associated with short term leases and variable lease costs were immaterial for the three and nine months ended September 30, 2020. The expense related to short-term leases reasonably reflects our short-term lease commitments.

DiscoverOrg Holdings
Business Acquisition [Line Items]
Leases
Note 11 - Leases
The Company adopted Topic 842, Leases, on January 1, 2019, using the modified retrospective method and the optional transition method to record the adoption impact through a cumulative adjustment to equity. Results for reporting periods beginning after January 1, 2019, are presented under Topic 842, while prior periods are not adjusted and continue to be reported under the accounting standards in effect for those periods. The Company determines if an arrangement is a lease or contains a lease at inception. Operating lease liabilities are recognized based on the present value of the remaining lease payments, discounted using the discount rate for the lease at the commencement date. As the rate implicit in the lease is not readily determinable for the operating leases, the Company generally uses an incremental borrowing rate based on information available at the commencement date to determine the present value of future lease payments. The Company’s leases have remaining lease terms of up to eleven years, some of which include options to extend the leases for up to five years, and some of which include options to terminate the leases at the end of the fifth year. The Company’s leases do not have significant rent escalation, holidays, concessions, material residual value guarantees, material restrictive covenants or contingent rent provisions.
The Company leases include both lease (e.g., fixed payments including rent, taxes, and insurance costs) and non-lease components (e.g., common-area or other maintenance costs) which are accounted for as a single lease component as the Company has elected the practical expedient to group lease and non-lease components for all real estate leases. In addition, the Company has elected the practical expedient to exclude short-term leases, which have an original lease term of less than one year, from the right-of-use assets and lease liabilities as well as the package of practical expedients relating to adoption of Topic 842. Operating lease costs, including variable lease payments and sublease income that were immaterial for the year ended December 31, 2019, are included in operating costs within the Consolidated Statements of Operations.
The Company also has subleases of former corporate offices. Subleases have remaining lease terms of one to six years. Sublease income, which is recorded in rent expense, net, was immaterial for the Year ended December 31, 2019, and 2018. The following are additional details related to leases recorded on our balance sheet as of December 31, 2019 (in millions):

Leases	Classification	Balance at December 31, 2019
Assets
Operating lease right-of-use assets, net	Operating lease assets	$36.8

Liabilities
Current portion of operating lease liabilities	Operating lease assets	$4.0
Operating lease liabilities, net of current portion	Operating lease assets	$40.7
Rent expense was $6.5 million and $1.9 million for the years ended December 31, 2019, and 2018, respectively.
Other information related to leases was as follows:

Supplemental Cash Flow Information (in millions)	Year ended December 31, 2019
Cash paid for amounts included in the measurement of operating lease liabilities	$3.4

Lease liabilities arising from obtaining right-of-use assets(1)
From Zoom Information, Inc. acquisition	$28.6
Other	$3.8
__________________
(1)Excludes lease liabilities arising from the adoption of Topic 842. Refer to Note 2.

Year ended December 31, 2019
Weighted Average Remaining Lease Term (in years)	8.6

Weighted Average Discount Rate	6.3%

The table below reconciles the undiscounted future minimum lease payments under non-cancellable leases to the total lease liabilities recognized on the condensed consolidated balance sheets as of December 31, 2019 (in millions):

Year Ending December 31,	Operating Leases
2020	$6.7
2021	7.5
2022	7.6
2023	7.2
2024	6.8
Thereafter	22.7
Total future minimum lease payments	$58.5
less effects of discounting	13.8
Total lease liabilities	$44.7
Future minimum rental payments under the Company’s non-cancellable operating leases as of December 31, 2018, were as follows (in millions)(1):

	Contractual Payments Due	Expected Sub-Lease Payments	Net Expected Commitments
2019	$2.1	$(0.2)	$1.9
2020	2.0	(0.4)	1.6
2021	2.2	(0.5)	1.7
2022	2.2	(0.5)	1.7
2023	2.3	(0.6)	1.7
Thereafter	5.0	(1.5)	3.5
	$15.8	$(3.7)	$12.1
__________________
(1)Amounts are based on ASC 840, Leases that were superseded upon the Company’s adoption of ASC 842, Leases on January 1, 2019
Expense associated with short term leases and variable lease costs were immaterial for the Year ended December 31, 2019. The expense related to short-term leases reasonably reflects the Company’s short-term lease commitments.